Investments (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments
Impairment write-downs	$ (496)	$ (797)	$ (1,562)
Change in intent write-downs	(100)	(204)	(357)
Net other-than-temporary impairment losses recognized in earnings	(596)	(1,001)	(1,919)
Sales	1,336	686	1,272
Valuation of derivative instruments	(291)	(427)	367
Settlements of derivative instruments	(105)	(174)	(162)
EMA limited partnership income	159	89	(141)
Total realized capital gains and losses	503	(827)	(583)
Fixed income securities
Investments
Net other-than-temporary impairment losses recognized in earnings	(394)	(824)	(1,204)
Total realized capital gains and losses	712	(366)	(302)
Schedule of Available for Sale Securities
Gross gains on sales of fixed income securities	1,270	819	1,210
Gross loss on sales of fixed income securities	$ 240	$ 435	$ 373